Non-Controlling Interests - Cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	€ (10,867)	€ 596,975	€ 1,110,336
Net cash flows from investing activities	(1,978,823)	(854,149)	(858,115)
Net cash flows from financing activities	(173,493)	2,297,679	(354,401)
Net increase / (decrease) in cash and cash equivalents	(2,127,632)	2,095,964	€ (162,335)
Biotest AG | Biotest AG
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	(39,881)
Net cash flows from investing activities	(29,358)
Net cash flows from financing activities	91,219
Net increase / (decrease) in cash and cash equivalents	21,980
GDS Group | GDS Group
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	220,566	274,202
Net cash flows from investing activities	(222,612)	(247,441)
Net cash flows from financing activities	1,914	(26,682)
Net increase / (decrease) in cash and cash equivalents	€ (132)	€ 79